Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income - 9 months ended Sep. 30, 2016 - USD ($) $ in Thousands	Total		Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance (in shares) at Dec. 31, 2015	54,958,912	[1]	54,958,912
Balance at Dec. 31, 2015	$ 763,096	[1]	$ 4,679	$ 383,395	$ 715	$ (61,636)	$ 435,943
Comprehensive Income:
Net income	187,917						187,917
Currency translation adjustment	(3,664)					(3,664)
Currency impact of long term funding	750					750
Tax on currency impact of long term funding	389					389
Unrealized capital gain - investments	322					322
Amortization of interest rate hedge	(693)					(693)
Total comprehensive income	185,021					(2,896)	187,917
Exercise of share options (in shares)			268,713
Exercise of share options	7,203		$ 18	7,185
Issue of restricted/performance share units (in shares)			600,088
Issue of restricted/performance share units	40			40
Share issuance costs	(16)			(16)
Non-cash stock compensation expense	31,135			31,135
Tax benefit on exercise of options	$ 5,381			5,381
Balance (in shares) at Sep. 30, 2016	55,827,713		55,827,713
Balance at Sep. 30, 2016	$ 991,860		$ 4,697	$ 427,120	$ 715	$ (64,532)	$ 623,860

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.